James Advantage Funds

1349 Fairground Road

Beavercreek, Ohio 45385

November 1, 2013

U.S. Securities and Exchange Commission

Public Filing Desk

Judiciary Plaza

100 F Street, NE

Washington, DC 20549

Re: James Advantage Funds (the “Trust”)

File Nos.:	333-37277

                    811-8411

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, this is a certification that the Prospectuses and Statements of Additional Information with respect to the above-referenced Trust effective November 1, 2013, do not differ from those filed electronically in the Post-Effective Amendment No. 31 on October 28, 2013.

Sincerely,

/s/ Thomas L. Mangan
Thomas L. Mangan
Secretary